Provisions - Other provisions (Detail) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Provisions [Line Items]
Other provisions	€ 89	€ 97
Provisions	2,498	2,115	€ 2,313
Provisions for employee jubilee funds [Member]
Provisions [Line Items]
Other provisions	77	83
Self-insurance provisions [Member]
Provisions [Line Items]
Other provisions	63	57
Provision for taxes other than income tax [member]
Provisions [Line Items]
Other provisions	51	46
Provisions for rights of return [Member]
Provisions [Line Items]
Other provisions	39	36
Provision for decommissioning, restoration and rehabilitation costs [member]
Provisions [Line Items]
Other provisions	34	33
Onerous contracts provision [member]
Provisions [Line Items]
Other provisions	76	38
Miscellaneous other provisions [member]
Provisions [Line Items]
Provisions	€ 429	€ 390	€ 349